Document and Entity Information	Sep. 09, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	STIFEL FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000720672
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09305
Entity Tax Identification Number	43-1273600
Entity Address Address Line1	One Financial Plaza
Entity Address, Address Line Two	501 North Broadway
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63102-2102
City Area Code	314
Local Phone Number	342-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.15 par value per share
Trading Symbol	SF
Security Exchange Name	NYSE
Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred
Trading Symbol	SF PR A
Security Exchange Name	NYSE
Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series B [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred
Trading Symbol	SF PrB
Security Exchange Name	NYSE